Commitments	12 Months Ended
Dec. 31, 2016
Commitments [Abstract]
Commitments
14. Commitments

Operating Leases Agreements

The Group leases office space, service center and warehouses under non-cancellable operating lease agreements that expire at various dates through December 2026. During the three years ended December 31, 2014, 2015 and 2016, the Group incurred rental expenses amounting to RMB15,947, RMB36,706 and RMB71,127, respectively.

As of December 31, 2016, minimum lease payments under all non-cancellable leases were as follows:

Year ended
December 31, 2016
RMB

2017	68,980
2018	56,037
2019	53,183
2020	49,317
2021 and after	111,973

Total lease commitment	339,490

Capital commitment

Total capital commitments relating to purchase of certain land use right, buildings and equipment, and approved by the board but not yet reflected in the consolidated financial statements, amounted to RMB244,000 as of December 31, 2016. All of these capital commitments will be fulfilled in the following years.

Credit facilities

As of December 31, 2016, the Group had one-year credit facilities for an aggregate amount of RMB 353,429 from three Chinese commercial banks. The Group had RMB 228,400 available under these credit facilities as of December 31, 2016.